Loans and advances to credit institutions - Call money transactions (Details) - Loans and advances to credit institutions - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Call money transactions granted		$ 1,062
Mexico.
Financial assets
Call money transactions granted	$ 0	$ 1,062
Mexico. | Floating interest rate
Financial assets
Borrowings, interest rate		5.75%
Mexico. | Maximum
Financial assets
Call money transactions granted number of days	3 days	3 days